Note 5 - Segment Analysis	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
5	SEGMENTAL ANALYSIS

RhythmOne plc is organized internally along function lines with each line reporting to the Group’s chief operating decision-maker, the Chief Executive Officer. The primary function lines include: finance, human resources, operations, marketing, sales, business development, technology and product development. Each of these functions supports the overall business activities; however, they do not
engage in activities from which they earn revenues or incur expenditure in their operations with each other.
No
discrete financial information is produced for these functional lines. The Group’s chief operating decision-maker is ultimately responsible for entity-wide resource allocation decisions and evaluates the performance of the Group on a Group-wide basis. The Company has completed two
acquisitions during the current fiscal year which are in the same line of business. As of the end of the fiscal year, the Company is undergoing integration efforts to consolidate these businesses and products into the RhythmOne business model such that separate management financial data on these entities is not
meaningful and will
not
generally be maintained post integration efforts. Acquired businesses immediately benefit from the primary function lines noted above and their products and services are enhanced by the inclusion of RhythmOne technology, functionality and the Group’s wider sales channels to the market.

The Group operates a global Internet business and its commercial activity is not
generated from distinguishable geographic origins. Although the Group has operations in several geographic locations, no
discrete financial performance information is maintained on a regional basis because of the globally distributed nature of the revenues and high degree of functional integration among the different geographic locations. Consequently, decisions around the allocation of resources are not
determined on a regional basis and the chief operating decision-maker does not
assess the Group’s performance on a geographic basis. Consequently, the Group’s chief operating decision maker reviews financial information for the Group as a whole, determining where to allocate resources and drive business forward by examining consolidated results.

The Group’s business is based on the principle of facilitating free access to content via an advertising-supported distribution model and its revenues are derived from online advertising. The Group applies its technology across a set of standard and inter-related products to connect its audience with contextually relevant advertising. Advertisers select from several product types which are priced on different pricing schemes. Each of the products generates revenues from a mix of the various pricing methodologies. There is considerable overlap among the products and advertisers and it is not
meaningful to separate the revenues by primary pricing scheme or product. Consequently, separate financial information is not
reviewed by the chief operating decision-maker for the various products to assess their performance or for the purpose of resource allocation decisions and therefore no
separate operating or reportable segments have been identified in accordance with IFRS
8
“Operating Segments”. IFRS
8
also requires information on any customer who accounts for
10%
or more of the combined revenue. There is
one
customer who accounts for
18.48%
of the combined current year revenue (
2017:
one
customer accounted for
23.62%
of combined revenue).

Geographical analysis of the Group’s revenues, including analysis between the Group’s country of domicile and other countries, is not
disclosed under IFRS
8
as customers are primarily based in the U.S. with a small proportion being based in other international jurisdictions. The Geographical location of the non-current assets is primarily within the US.

As required in accordance with IAS
18
“Revenue” an analysis of the Group’s revenue is as follows:

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
CONTINUING OPERATIONS
Rendering of services	255,073	149,025	116,058